CONVERTIBLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
SCHEDULE OF SIGNIFICANT INPUTS IN MEASURING

The Company used the following significant inputs in measuring the SAFEs:

	December 31,	December 31,
	2025	2024
Fair value of Ordinary Share*	$-	$3.4
Weighted average cost of capital	-%	23.5%
Risk free rate	-%	4.16-4.24%
Time to maturity	-	0.49-0.93

*	Including inputs and assumptions on the likelihood of a SAFE mandatory conversion, qualified equity financing or liquidity event or dissolution.